CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 9,391,449	$ 8,424,265	$ 1,387,908
Inventories	18,887,433	17,114,755	4,435,445
Cost and estimated earnings in excess of billings on uncompleted contracts	1,286,775	2,336,880	456,104
Deposits and prepaid expenses	52,091,997	47,308,857	14,868,838
Accounts receivable, net of allowance for doubtful accounts	82,373,870	52,948,350	27,531,915
Due from related parties		0	15,820,752
Other receivables	6,374,272	5,954,248	9,688,871
Total current assets	170,405,796	134,087,355	74,189,833
Property and equipment
Property and equipment, net of accumulated depreciation	21,019,253	19,946,302	2,667,765
Construction in progress	38,089,142	24,492,510	3,577,869
Land use rights, net of accumulated amortization	56,379,855	55,733,246	56,507,470
Total property and equipment	115,488,250	100,172,058	62,753,104
Other assets
Goodwill	724,940	724,940	724,940
Proprietary technologies, net of accumulated amortization	7,906,667	8,114,624	6,977,675
Long term accounts receivable		0	5,936,718
License rights	1	1	1
Unconsolidated equity investee		0	1,258,607
Total other assets	8,631,608	8,839,565	14,897,941
Total assets	294,525,654	243,098,978	151,840,878
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	8,368,834	5,762,643	1,202,104
Billings in excess of costs and estimated earnings on uncompleted contracts	922,375	2,790,084	1,962,119
Due to a director	3,257,085	3,345,803	289,764
Dividends payable	0	951,308	155,957
Other payables	10,259,178	6,654,478	11,968,148
Due to related parties		0	867,413
Short term bank loan	2,265,849	3,181,927	0
Liabilities, Current	25,073,321	22,686,243	16,445,505
Non-current liabilities
Deferred dividends payable	3,146,987	3,146,987	0
Long term debts	178,031	175,006	0
Liabilities, Noncurrent	3,325,018	3,321,993	0
Commitments and contingencies
Stockholders' equity
Preferred stock value		0	0
Common stock: $0.001 par value (130,000,000 shares authorized, 100,004,850 and 67,034,262 shares issued and oustanding as of December 31, 2012 and December 31, 2011, respectively)	120,174	100,005	67,034
Additional paid - in capital	100,615,051	91,216,428	72,794,902
Retained earnings	134,574,019	103,864,308	50,395,444
Accumulated other comprehensive income	5,139,044	3,868,274	3,446,838
Treasury stock	(1,250,000)	(1,250,000)	(1,250,000)
Total Sino Agro Food, Inc. and subsidiaries stockholders' equity	239,205,288	197,809,015	125,461,218
Non - controlling interest	26,922,027	19,281,727	9,934,155
Total stockholders' equity	266,127,315	217,090,742	135,395,373
Total liabilities and stockholders' equity	294,525,654	243,098,978	151,840,878
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock value	0	0	0
Total stockholders' equity		0	0
Series B Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock value	7,000	10,000	7,000
Total stockholders' equity		10,000	7,000
Series F Non Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock value		0	0
Total stockholders' equity		$ 0	$ 0